Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as of December 31, 2017 and 2016 and changes in the carrying amount of goodwill during the years ended December 31, 2017 and 2016 are as follows:

	Automotive and Discrete Group (ADG)	Microcontrollers and Digital ICs Group (MDG)	Analog, MEMS & Sensors Group (AMS)	Others	Total
December 31, 2015	—	74	2	—	76
Business combination	—	42	—	—	42
Foreign currency translation	—	(2)	—	—	(2)

December 31, 2016	—	114	2	—	116

Foreign currency translation	—	7	—	—	7

December 31, 2017	—	121	2	—	123